Information On Oil And Natural Gas Producing Activities	12 Months Ended
Sep. 30, 2016
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Information On Oil And Natural Gas Producing Activities

10. INFORMATION ON OIL AND NATURAL GAS PRODUCING ACTIVITIES

Virtually all oil and natural gas producing activities of the Company are conducted within the contiguous United States (principally in Arkansas, Oklahoma and Texas) and represent substantially all of the business activities of the Company.

The following table shows sales through various operators/purchasers during 2016, 2015 and 2014.

	2016	2015	2014

Cheyenne Petroleum	23%	23%	6%
Southwestern Energy Company	12%	14%	17%
Chesapeake Operating, Inc.	4%	7%	11%